Indebtedness And Borrowing Facilities (2019 Notes) (Details) (2019 Notes [Member], USD $)	0 Months Ended
May 03, 2011
2019 Notes [Member]
Senior unsecured notes	$ 325,000,000
Debt instrument, issuance date	May 3, 2011
Maturity date	May 15, 2019
Fixed interest rate	6.75%
Interest payable terms	semi-annually on May 15 and November 15 of each year, beginning November 15, 2011
Debt instrument, date of first required payment	November 15, 2011
Net proceeds from sale of senior unsecured notes	316,300,000
Senior unsecured notes original issuance discount	$ 2,500,000
Effective annual interest rate	6.875%